Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Accounts receivable
- Third parties	23,658,209	29,853,899	3,835,635
- Related parties	570,149	—	—
Total	24,228,358	29,853,899	3,835,635
Allowance for expected credit losses	(491,148)	(597,128)	(76,719)
Accounts receivable, net	23,737,210	29,256,771	3,758,916

Schedule of Allowance for Expected Credit Losses, Net

Allowance for expected credit losses, net consists of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	7,698,280	491,148	63,103
Addition	491,301	597,128	76,719
Reversal	(813,277)	(491,294)	(63,121)
Written-off	(6,874,065)	—	—
Exchange alignment	(11,091)	146	18
Ending balance	491,148	597,128	76,719